PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2021 (Unaudited)

		Principal
		Amount	Value
ASSET BACKED SECURITIES - 4.71%
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023 (b)		$560,000	$586,887
BlueMountain CLO Ltd.
2013-2A, 1.364% (3 Month LIBOR USD + 1.180%), 10/22/2030 (b)(c)		362,743	363,787
Carlyle Global Market Strategies
2017-1A, 1.488% (3 Month LIBOR USD + 1.300%), 04/20/2031 (b)(c)		1,367,106	1,368,940
Cedar Funding VI CLO Ltd.
2016-6, 1.238% (3 Month LIBOR USD + 1.050%), 04/20/2034 (b)(c)		1,480,000	1,482,140
Centex Home Equity Loan Trust
2005-D M3, 0.812% (1 Month LIBOR USD + 0.720%), 10/25/2035 (c)		131,784	131,932
CIFC Funding Ltd.
2017-4, 1.426% (3 Month LIBOR USD + 1.250%), 10/24/2030 (b)(c)		500,000	502,971
Citigroup Mortgage Loan Trust, Inc.
2006-WFHE4, 0.512% (1 Month LIBOR USD + 0.420%), 11/25/2036 (c)		76,856	76,846
Dewolf Park CLO Ltd.
2017-1A, 1.394% (3 Month LIBOR USD + 1.210%), 10/15/2030 (b)(c)		1,700,000	1,700,000
Dryden 75 CLO Ltd.
2019-75A, 1.242% (3 Month LIBOR USD + 1.040%), 04/15/2034 (b)(c)		850,000	851,264
GCAT Trust
2019-NQM2, 2.855%, 09/25/2059 (b)		478,167	482,434
2019-NQM3, 2.686%, 11/25/2059 (b)(d)		304,013	312,571
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 1.338% (3 Month LIBOR USD + 1.150%), 11/28/2030 (b)(c)		1,525,000	1,526,899
Madison Park Funding XVIII Ltd.
2015-18, 1.376% (3 Month LIBOR USD + 1.190%), 10/21/2030 (b)(c)		2,000,000	2,003,916
Madison Park Funding XXVI Ltd.
2007-26, 1.377% (3 Month LIBOR USD + 1.200%), 07/29/2030 (b)(c)		2,295,000	2,296,932
Navient Student Loan Trust
2019-7, 0.592% (1 Month LIBOR USD + 0.500%), 01/25/2068 (b)(c)		764,877	766,588
RASC Trust
2005-KS12, 0.782% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)		282,853	282,439
Thayer Park CLO Ltd.
2017-1, 1.228% (3 Month LIBOR USD + 1.040%), 04/20/2034 (b)(c)		500,000	500,248
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055 (b)(d)		15,044	15,194
2016-2, 2.750%, 08/25/2055 (b)(d)		19,833	20,053
2016-3, 2.250%, 04/25/2056 (b)(d)		12,604	12,670
2017-5, 0.692% (1 Month LIBOR USD + 0.600%), 02/25/2057 (b)(c)		432,717	432,933
2017-2, 2.750%, 04/25/2057 (d)		47,281	48,028
2017-4, 2.750%, 06/25/2057 (d)		200,575	207,321
2017-3, 2.750%, 07/25/2057 (d)		322,748	329,875
TRESTLES CLO Ltd.
2017-1A, 1.925% (3 Month LIBOR USD + 0.990%), 04/25/2032 (b)(c)		500,000	500,431
United Airlines Pass Through Trust
2020-1, 5.875%, 10/15/2027		1,289,486	1,428,137
Voya CLO Ltd.
2014-2A, 1.210% (3 Month LIBOR USD + 1.020%), 04/17/2030 (b)(c)		1,739,040	1,740,433
TOTAL ASSET BACKED SECURITIES (Cost $19,751,094)			19,971,869

CORPORATE BONDS - 28.14%
Accommodation - 0.42%
Boyd Gaming Corp.
8.625%, 06/01/2025 (b)		126,000	138,757
Hilton Domestic Operating Co, Inc.
5.750%, 05/01/2028 (b)(f)		175,000	188,780
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.875%, 10/01/2028 (b)(f)		510,000	545,062
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/2028 (b)		370,000	378,824
Wynn Las Vegas LLC
5.500%, 03/01/2025 (b)		370,000	394,975
5.250%, 05/15/2027 (b)		117,000	123,874
			1,770,272
Administrative and Support Services - 0.53%
ASGN, Inc.
4.625%, 05/15/2028 (b)		350,000	365,024
Imola Merger Corp.
4.750%, 05/15/2029 (b)		225,000	227,534
Korn Ferry
4.625%, 12/15/2027 (b)		350,000	361,214
Live Nation Entertainment, Inc.
4.750%, 10/15/2027 (b)(f)		730,000	746,465
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, 08/15/2027 (b)		520,000	539,755
			2,239,992
Air Transportation - 0.39%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027 (b)		510,000	558,932
Southwest Airlines Co.
5.250%, 05/04/2025		950,000	1,090,571
			1,649,503
Ambulatory Health Care Services - 0.09%
DaVita, Inc.
4.625%, 06/01/2030 (b)		370,000	377,842
Amusement, Gambling, and Recreation Industries - 0.09%
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025 (b)		345,000	360,957
Beverage and Tobacco Product Manufacturing - 1.33%
Altria Group, Inc.
4.400%, 02/14/2026		251,000	284,623
3.400%, 05/06/2030 (f)		835,000	872,743
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/2030 (f)		1,000,000	1,097,471
4.350%, 06/01/2040		1,281,000	1,467,368
4.600%, 04/15/2048		420,000	488,410
4.750%, 04/15/2058		755,000	887,094
5.800%, 01/23/2059		400,000	545,655
			5,643,364
Broadcasting (except Internet) - 2.13%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.750%, 02/15/2026 (b)		407,000	421,347
4.250%, 02/01/2031 (b)		968,000	967,274
Charter Communications Operating LLC / Charter Communications Operating Capital
4.800%, 03/01/2050		1,595,000	1,757,441
Comcast Corp.
3.150%, 02/15/2028 (f)		505,000	550,734
CSC Holdings LLC
5.500%, 04/15/2027 (b)		380,000	399,475
3.375%, 02/15/2031 (b)		264,000	246,687
Discovery Communications LLC
2.950%, 03/20/2023 (f)		641,000	667,735
DISH DBS Corp.
5.875%, 11/15/2024		165,000	175,931
Fox Corp.
5.576%, 01/25/2049 (f)		1,155,000	1,482,474
Sirius XM Radio, Inc.
5.375%, 07/15/2026 (b)(f)		560,000	576,800
4.125%, 07/01/2030 (b)(f)		755,000	757,831
ViacomCBS, Inc.
4.950%, 01/15/2031 (f)		410,000	486,262
4.200%, 05/19/2032 (f)		470,000	530,199
			9,020,190
Chemical Manufacturing - 0.44%
AbbVie, Inc.
2.950%, 11/21/2026		135,000	144,951
4.050%, 11/21/2039 (f)		270,000	302,694
4.700%, 05/14/2045		710,000	857,396
4.250%, 11/21/2049		485,000	558,994
			1,864,035
Computer and Electronic Product Manufacturing - 1.94%
Broadcom, Inc.
4.150%, 11/15/2030		1,350,000	1,480,210
3.419%, 04/15/2033 (b)		1,900,000	1,937,962
3.500%, 02/15/2041 (b)		770,000	744,597
Dell International LLC
5.450%, 06/15/2023 (b)		1,085,000	1,181,131
6.200%, 07/15/2030 (b)		1,140,000	1,430,213
Microchip Technology, Inc.
4.333%, 06/01/2023		690,000	739,418
ON Semiconductor Corp.
3.875%, 09/01/2028 (b)		700,000	712,026
			8,225,557
Construction of Buildings - 0.18%
Shea Homes LP / Shea Homes Funding Corp.
4.750%, 02/15/2028 (b)		365,000	366,964
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.
5.625%, 03/01/2024 (b)		355,000	386,952
			753,916
Credit Intermediation and Related Activities - 4.33%
Bank of America Corp.
3.559% to 04/23/2026, then 3 Month LIBOR USD + 1.060%, 04/23/2027 (a)		1,610,000	1,771,743
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028 (a)		660,000	732,120
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029 (a)		630,000	705,740
2.884% to 10/22/2029, then 3 Month LIBOR USD + 1.190%, 10/22/2030 (a)		1,018,000	1,060,265
2.496% to 02/13/2030, then 3 Month LIBOR USD + 0.990%, 02/13/2031 (a)(f)		785,000	791,370
BNP Paribas SA
3.052% to 01/13/2030, then SOFR + 1.507%, 01/13/2031 (a)(b)(f)		615,000	639,190
Citigroup, Inc.
4.300%, 11/20/2026		890,000	1,010,461
1.122% to 01/28/2026, then SOFR + 0.765%, 01/28/2027 (a)(f)		1,610,000	1,592,399
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028 (a)		835,000	932,627
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028 (a)(f)		455,000	500,622
2.976% to 11/05/2029, then SOFR + 1.422%, 11/05/2030 (a)		495,000	518,707
Ford Motor Credit Co. LLC
4.063%, 11/01/2024 (f)		648,000	685,892
5.113%, 05/03/2029		310,000	339,450
General Motors Financial Co., Inc.
5.100%, 01/17/2024		370,000	409,811
3.600%, 06/21/2030 (f)		700,000	750,474
JPMorgan Chase & Co.
2.700%, 05/18/2023		555,000	579,298
2.956% to 05/13/2030, then SOFR + 2.515%, 05/13/2031 (a)(f)		400,000	415,080
2.580% to 04/22/2031, then SOFR + 1.250%, 04/22/2032 (a)(f)		1,335,000	1,348,490
OneMain Finance Corp.
6.125%, 05/15/2022		210,000	218,662
Wells Fargo & Co.
2.406% to 10/30/2024, then 3 Month LIBOR USD + 1.087%, 10/30/2025 (a)(f)		1,000,000	1,052,371
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028 (a)		1,020,000	1,061,109
2.572% to 02/11/2030, then 3 Month LIBOR USD + 1.262%, 02/11/2031 (a)		865,000	885,859
5.013% to 04/04/2050, then 3 Month LIBOR USD + 4.502%, 04/04/2051 (a)(f)		250,000	331,281
			18,333,021
Electronics and Appliance Stores - 0.04%
AMC Networks, Inc.
4.250%, 02/15/2029		155,000	154,031
Fabricated Metal Product Manufacturing - 0.06%
JELD-WEN, Inc.
4.875%, 12/15/2027 (b)		245,000	253,269
Food and Beverage Stores - 0.05%
Kroger Co.
5.400%, 01/15/2049		170,000	222,439
Food Manufacturing - 0.15%
Kraft Heinz Foods Co.
4.625%, 10/01/2039		190,000	213,357
4.875%, 10/01/2049 (f)		195,000	224,572
Post Holdings, Inc.
4.625%, 04/15/2030 (b)		215,000	216,614
			654,543
Food Services and Drinking Places - 0.28%
Aramark Services, Inc.
5.000%, 02/01/2028 (b)(f)		780,000	806,081
Yum! Brands, Inc.
4.750%, 01/15/2030 (b)		355,000	380,218
			1,186,299
Health and Personal Care Stores - 0.24%
CVS Health Corp.
4.125%, 04/01/2040 (f)		285,000	318,481
5.050%, 03/25/2048		570,000	708,299
			1,026,780
Hospitals - 0.70%
HCA, Inc.
5.375%, 09/01/2026		365,000	413,363
5.250%, 06/15/2049		570,000	704,632
New York and Presbyterian Hospital
2.256%, 08/01/2040		408,000	374,180
Tenet Healthcare Corp.
7.500%, 04/01/2025 (b)		503,000	539,939
6.250%, 02/01/2027 (b)		390,000	407,065
6.125%, 10/01/2028 (b)		485,000	508,258
			2,947,437
Insurance Carriers and Related Activities - 0.32%
Cigna Corp.
3.200%, 03/15/2040		390,000	396,275
Equitable Holdings, Inc.
5.000%, 04/20/2048		545,000	673,050
frontdoor, Inc.
6.750%, 08/15/2026 (b)		265,000	281,679
			1,351,004
Machinery Manufacturing - 0.48%
General Electric Co.
4.350%, 05/01/2050		895,000	1,023,707
5.875%, 01/14/2038		590,000	783,422
Range Resources Corp.
4.875%, 05/15/2025 (f)		230,000	234,312
			2,041,441
Merchant Wholesalers, Nondurable Goods - 0.46%
Performance Food Group, Inc.
5.500%, 10/15/2027 (b)		365,000	381,549
Sysco Corp.
6.600%, 04/01/2050		845,000	1,274,876
US Foods, Inc.
6.250%, 04/15/2025 (b)		260,000	275,805
			1,932,230
Motor Vehicle and Parts Dealers - 0.26%
Lithia Motors, Inc.
3.875%, 06/01/2029 (b)		380,000	391,214
Volkswagen Group of America Finance LLC
3.350%, 05/13/2025 (b)		675,000	731,692
			1,122,906
Oil and Gas Extraction - 0.83%
EQT Corp.
5.000%, 01/15/2029		421,000	467,834
PDC Energy, Inc.
5.750%, 05/15/2026 (f)		185,000	193,327
Occidental Petroleum Corp.
3.200%, 08/15/2026 (f)		700,000	675,500
3.500%, 08/15/2029 (f)		710,000	666,594
4.300%, 08/15/2039		260,000	222,681
Phillips 66
1.300%, 02/15/2026 (f)		1,290,000	1,294,503
			3,520,439
Performing Arts, Spectator Sports, and Related Industries - 0.05%
Churchill Downs, Inc.
5.500%, 04/01/2027 (b)		210,000	218,604
Petroleum and Coal Products Manufacturing - 0.41%
Marathon Petroleum Corp.
4.500%, 05/01/2023		820,000	878,179
4.700%, 05/01/2025		775,000	878,406
			1,756,585
Pipeline Transportation - 1.63%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/2029 (b)		345,000	349,378
Buckeye Partners LP
3.950%, 12/01/2026 (f)		480,000	487,800
Energy Transfer LP
3.600%, 02/01/2023		600,000	624,232
6.625%, 08/15/2028 (f)		785,000	762,431
3.750%, 05/15/2030 (f)		961,000	1,024,568
7.125%, 11/15/2165		1,055,000	1,098,213
EQM Midstream Partners LP
4.750%, 07/15/2023		105,000	110,042
5.500%, 07/15/2028 (f)		530,000	567,116
MPLX LP
4.700%, 04/15/2048		890,000	995,283
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025 (f)		780,000	873,523
			6,892,586
Professional, Scientific, and Technical Services - 0.29%
Jaguar Holding Co II / PPD Development LP
5.000%, 06/15/2028 (b)		360,000	389,678
LPL Holdings, Inc.
4.625%, 11/15/2027 (b)		210,000	219,384
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/2028 (b)		105,000	111,169
5.875%, 10/01/2030 (b)		490,000	529,867
			1,250,098
Publishing Industries (except Internet) - 0.38%
Oracle Corp.
2.875%, 03/25/2031		1,385,000	1,420,971
SS&C Technologies, Inc.
5.500%, 09/30/2027 (b)		185,000	196,106
			1,617,077
Real Estate - 0.32%
ESH Hospitality, Inc.
5.250%, 05/01/2025 (b)		395,000	402,900
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027		215,000	218,752
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
7.875%, 02/15/2025 (b)		700,000	750,750
			1,372,402
Rental and Leasing Services - 0.21%
Air Lease Corp.
2.300%, 02/01/2025		655,000	676,677
United Rentals North America, Inc.
3.875%, 02/15/2031		194,000	195,212
			871,889
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.12%
BAT Capital Corp.
3.222%, 08/15/2024		297,000	316,467
3.557%, 08/15/2027		320,000	340,373
4.906%, 04/02/2030		645,000	731,548
3.734%, 09/25/2040		1,185,000	1,118,081
5.282%, 04/02/2050 (f)		800,000	878,203
CommScope, Inc.
6.000%, 03/01/2026 (b)		389,000	409,131
8.250%, 03/01/2027 (b)(f)		577,000	616,669
Goldman Sachs Group, Inc.
3.850%, 01/26/2027		1,375,000	1,526,199
2.615% to 04/22/2031, then SOFR + 1.281%, 04/22/2032 (a)(f)		1,040,000	1,049,716
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)		250,000	283,405
Morgan Stanley
3.950%, 04/23/2027 (f)		935,000	1,053,905
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028 (a)		1,125,000	1,245,695
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029 (a)		875,000	975,279
2.699% to 01/22/2030, then SOFR + 1.143%, 01/22/2031 (a)		1,190,000	1,230,138
3.794% (3 Month LIBOR USD + 3.610%), 12/29/2049 (a)(f)(h)		320,000	320,488
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026 (b)		525,000	575,032
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.000%, 10/15/2027 (b)(f)		540,000	531,490
			13,201,819
Support Activities for Mining - 0.14%
ConocoPhillips
4.875%, 10/01/2047 (b)		295,000	372,708
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (b)		210,000	220,763
			593,471
Telecommunications - 2.59%
AT&T, Inc.
2.750%, 06/01/2031 (f)		1,396,000	1,416,648
3.650%, 06/01/2051		1,000,000	1,003,801
3.550%, 09/15/2055 (b)		184,000	174,870
3.650%, 09/15/2059 (b)		1,118,000	1,073,399
Frontier Communications Corp.
5.875%, 10/15/2027 (b)		360,000	383,229
5.000%, 05/01/2028 (b)		328,000	336,610
J2 Global, Inc.
4.625%, 10/15/2030 (b)		740,000	757,656
Level 3 Financing, Inc.
4.625%, 09/15/2027 (b)		145,000	149,276
T-Mobile USA, Inc.
3.875%, 04/15/2030		1,380,000	1,513,536
2.875%, 02/15/2031		195,000	188,345
4.375%, 04/15/2040 (f)		250,000	280,345
3.000%, 02/15/2041		1,436,000	1,350,242
4.500%, 04/15/2050 (f)		645,000	730,727
Verizon Communications, Inc.
4.016%, 12/03/2029		500,000	565,235
3.550%, 03/22/2051		1,040,000	1,058,672
			10,982,591
Transportation Equipment Manufacturing - 1.50%
Boeing Co.
4.875%, 05/01/2025		1,371,000	1,540,743
3.900%, 05/01/2049		185,000	185,447
3.750%, 02/01/2050		80,000	78,683
5.805%, 05/01/2050		865,000	1,118,303
Ford Motor Co.
9.625%, 04/22/2030		155,000	216,040
4.750%, 01/15/2043 (f)		150,000	151,527
General Motors Co.
6.125%, 10/01/2025		1,448,000	1,722,913
Spirit AeroSystems, Inc.
5.500%, 01/15/2025 (b)		105,000	110,907
7.500%, 04/15/2025 (b)		100,000	107,125
TransDigm, Inc.
6.250%, 03/15/2026 (b)(f)		1,080,000	1,140,777
			6,372,465
Utilities - 1.62%
Calpine Corp.
4.500%, 02/15/2028 (b)		475,000	480,938
DTE Energy Co.
3.400%, 06/15/2029		650,000	701,684
Exelon Corp.
4.700%, 04/15/2050 (f)		475,000	576,892
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024 (f)		755,000	818,164
Kinder Morgan, Inc.
5.550%, 06/01/2045 (f)		1,405,000	1,740,071
New Fortress Energy, Inc.
6.500%, 09/30/2026 (b)		265,000	266,988
Pacific Gas and Electric Co.
2.500%, 02/01/2031 (f)		1,405,000	1,299,735
Southern Co.
2.950%, 07/01/2023		388,000	406,395
Vistra Operations Co. LLC
5.000%, 07/31/2027 (b)		200,000	204,500
4.375%, 05/01/2029 (b)		385,000	387,491
			6,882,858
Warehousing and Storage - 0.14%
Iron Mountain, Inc.
5.250%, 03/15/2028 (b)		555,000	580,788
TOTAL CORPORATE BONDS (Cost $114,331,732)			119,244,700

FOREIGN CORPORATE BONDS - 7.23%
Administrative and Support Services - 0.13%
Garda World Security Corp.
4.625%, 02/15/2027 (b)		160,000	159,802
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC
6.000%, 09/15/2028 (b)		360,000	372,704
			532,506
Air Transportation - 0.06%
Delta Air Lines Inc / SkyMiles IP Ltd.
4.750%, 10/20/2028 (b)		245,000	267,859
Broadcasting (except Internet) - 0.21%
Altice France SA
7.375%, 05/01/2026 (b)		325,000	338,380
5.500%, 01/15/2028 (b)		560,000	574,137
			912,517
Chemical Manufacturing - 0.10%
NOVA Chemicals Corp.
4.875%, 06/01/2024 (b)		185,000	194,543
5.250%, 06/01/2027 (b)		205,000	219,606
			414,149
Computer and Electronic Product Manufacturing - 0.21%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025		800,000	879,244
Credit Intermediation and Related Activities - 5.01%
Banco Santander SA
1.849%, 03/25/2026		1,600,000	1,626,217
3.490%, 05/28/2030 (f)		400,000	428,500
Barclays Bank PLC
10.180%, 06/12/2021 (b)		1,950,000	1,955,258
Barclays PLC
2.852% to 05/07/2025, then SOFR + 2.714%, 05/07/2026 (a)(f)		2,145,000	2,274,961
3.564% to 09/23/2030, then 5 Year CMT Rate + 2.900%, 09/23/2035 (a)		1,920,000	1,966,157
BAT International Finance PlC
1.668%, 03/25/2026		790,000	789,056
BNP Paribas SA
2.219% to 06/09/2025, then SOFR + 2.074%, 06/09/2026 (a)(b)		1,015,000	1,050,746
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)		1,145,000	1,185,347
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029 (a)(b)		250,000	273,118
4.194% to 04/01/2030, then SOFR + 3.730%, 04/01/2031 (a)(b)(f)		560,000	623,400
3.091% to 05/14/2031, then SOFR + 1.730%, 05/14/2032 (a)(b)		830,000	843,064
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/2025		963,000	1,053,069
HSBC Holdings PLC
2.633% to 11/07/2024, then SOFR + 1.402%, 11/07/2025 (a)		1,417,000	1,496,019
2.099% to 06/04/2025, then SOFR + 1.929%, 06/04/2026 (a)		200,000	205,997
4.950%, 03/31/2030		285,000	338,326
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)		910,000	1,005,550
Lloyds Banking Group PLC
1.627% to 05/11/2026, then 1 Year CMT Rate + 0.850%, 05/11/2027 (a)		1,610,000	1,617,886
Natwest Group PLC
3.032% to 11/28/2030, then 5 Year CMT Rate + 2.350%, 11/28/2035 (a)		2,170,000	2,138,427
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (b)		350,000	354,807
			21,225,905
Food Manufacturing - 0.20%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)		730,000	839,234
Funds, Trusts, and Other Financial Vehicles - 0.21%
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023 (f)		860,000	913,762
Mining (except Oil and Gas) - 0.06%
Hudbay Minerals, Inc.
6.125%, 04/01/2029 (b)		235,000	244,695
Oil and Gas Extraction - 0.27%
Canadian Natural Resources Ltd.
6.250%, 03/15/2038		850,000	1,131,357
Paper Manufacturing - 0.14%
Intertape Polymer Group, Inc.
4.375%, 06/15/2029 (b)		570,000	576,413
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.14%
KazMunayGas National Co. JSC
5.375%, 04/24/2030 (b)		505,000	603,645
Support Activities for Transportation - 0.09%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (b)		365,000	384,630
Water Transportation - 0.40%
Carnival Corp.
11.500%, 04/01/2023 (b)		195,000	223,281
10.500%, 02/01/2026 (b)		145,000	171,316
7.625%, 03/01/2026 (b)		520,000	570,050
Royal Caribbean Cruises Ltd.
10.875%, 06/01/2023 (b)		190,000	218,263
11.500%, 06/01/2025 (b)		75,000	86,912
5.500%, 04/01/2028 (b)		405,000	426,769
			1,696,591
TOTAL FOREIGN CORPORATE BONDS (Cost $29,596,442)			30,622,507

FOREIGN GOVERNMENT AGENCY ISSUES - 0.56%
Development Bank of Japan, Inc.
1.000%, 08/27/2030 (b)		260,000	243,224
European Investment Bank
0.625%, 10/21/2027		165,000	159,370
International Bank for Reconstruction & Development
0.750%, 11/24/2027		655,000	635,446
0.750%, 08/26/2030		425,000	393,562
Japan Bank for International Cooperation
0.625%, 07/15/2025		585,000	580,144
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (b)		300,000	361,021
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,437,745)			2,372,767

FOREIGN GOVERNMENT NOTES/BONDS - 5.43%
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (b)		600,000	701,214
Brazilian Government International Bond
5.625%, 02/21/2047		800,000	863,216
Colombia Government International Bond
4.000%, 02/26/2024		590,000	627,326
3.875%, 04/25/2027		150,000	159,310
3.000%, 01/30/2030		370,000	358,513
Croatia Government International Bond
6.000%, 01/26/2024 (b)		545,000	622,285
Dominican Republic International Bond
5.875%, 04/18/2024 (b)		440,000	470,360
6.875%, 01/29/2026 (b)		330,000	384,384
6.850%, 01/27/2045 (b)		435,000	493,616
Guatemala Government Bond
4.375%, 06/05/2027 (b)		595,000	650,930
Hungary Government International Bond
7.625%, 03/29/2041 (f)		560,000	912,293
Indonesia Government International Bond
4.350%, 01/08/2027 (b)		550,000	624,576
5.250%, 01/17/2042 (b)		210,000	256,634
Kazakhstan Government International Bond
5.125%, 07/21/2025 (b)		550,000	641,127
Mexico Government International Bond
4.150%, 03/28/2027		200,000	227,533
4.350%, 01/15/2047 (f)		740,000	765,567
Morocco Government International Bond
4.250%, 12/11/2022 (b)		200,000	210,370
5.500%, 12/11/2042 (b)		150,000	169,134
Namibia International Bonds
5.250%, 10/29/2025 (b)		550,000	588,206
Nigeria Government International Bond
7.875%, 02/16/2032 (b)		535,000	581,633
Oman Government International Bond
5.375%, 03/08/2027 (b)		1,080,000	1,126,103
Panama Government International Bond
3.750%, 03/16/2025		800,000	872,904
Paraguay Government International Bond
4.700%, 03/27/2027 (b)		715,000	805,455
Peruvian Government International Bond
2.392%, 01/23/2026		370,000	381,526
8.750%, 11/21/2033		380,000	591,090
Philippine Government International Bond
3.950%, 01/20/2040		640,000	701,516
Qatar Government International Bond
4.625%, 06/02/2046 (b)		780,000	953,828
Republic of Azerbaijan International Bond
4.750%, 03/18/2024 (b)		720,000	783,541
Republic of South Africa Government International Bond
4.875%, 04/14/2026		200,000	217,296
4.850%, 09/27/2027		1,218,000	1,314,002
4.300%, 10/12/2028		150,000	155,217
5.000%, 10/12/2046		150,000	141,760
Romanian Government International Bond
6.125%, 01/22/2044 (b)		845,000	1,132,790
Saudi Government International Bond
4.500%, 10/26/2046 (b)		555,000	636,574
Sri Lanka Government International Bond
6.750%, 04/18/2028 (b)		295,000	199,458
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026 (b)		800,000	858,400
Turkey Government International Bond
6.000%, 01/14/2041		515,000	457,399
Ukraine Government International Bond
7.253%, 03/15/2033 (b)		490,000	515,970
Uruguay Government International Bond
4.375%, 01/23/2031		505,000	588,085
5.100%, 06/18/2050		205,000	260,331
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $22,331,837)			23,001,472

NON-AGENCY MORTGAGE BACKED SECURITIES - 4.17%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059 (b)(d)		328,650	331,520
BANK 2021-BNK31
2021-BNK31, 1.739%, 02/15/2054		454,000	457,685
Benchmark Mortgage Trust
2021-B23, 1.766%, 02/15/2054		612,000	617,060
2021-B26, 0.999%, 06/15/2054 (d)(e)		9,542,000	663,701
BX Trust
2019-OC11, 3.202%, 12/9/2041 (b)		865,000	926,027
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046 (d)		455,000	475,331
2013-GC17, 5.095%, 11/10/2046 (d)		145,000	155,349
2014-GC25, 0.964%, 10/10/2047 (d)(e)		1,389,086	37,659
2015-GC27, 1.336%, 02/10/2048 (d)(e)		1,040,959	42,179
2018-C6, 4.412%, 11/10/2051		445,000	518,453
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045		385,000	392,804
2014-UBS2, 3.472%, 03/10/2047		427,406	444,886
2014-CR16, 0.964%, 04/10/2047 (d)(e)		1,286,434	30,284
2014-LC15, 1.069%, 04/10/2047 (d)(e)		1,259,632	30,258
2014-CR17, 0.963%, 05/10/2047 (d)(e)		1,070,100	24,619
2014-UBS3, 1.069%, 06/10/2047 (d)(e)		889,864	23,945
2014-UBS6, 0.885%, 12/10/2047 (d)(e)		1,635,140	40,106
2014-CCRE21, 3.987%, 12/10/2047		281,514	306,186
2015-LC21, 3.708%, 07/10/2048		100,000	109,939
2015-CCRE25, 3.759%, 08/10/2048		340,000	376,153
2017-COR2, 2.111%, 09/10/2050		100,569	101,420
CSAIL Commercial Mortgage Trust
2019-C17, 3.016%, 09/15/2029		850,000	908,985
2016-C7, 3.502%, 11/15/2049		275,000	302,633
2015-C1, 4.044%, 04/15/2050 (d)		450,000	476,455
2015-C2, 0.747%, 06/15/2057 (d)(e)		1,530,555	37,246
GS Mortgage Securities Trust
2012-GCJ7, 4.740%, 05/10/2045		405,000	417,097
2012-GCJ9, 3.747%, 11/10/2045 (b)		345,000	356,927
2014-GC18, 1.001%, 01/10/2047 (d)(e)		3,801,187	82,728
2014-GC26, 0.957%, 11/10/2047 (d)(e)		2,115,204	58,107
2015-GC34, 3.278%, 10/10/2048		116,085	122,309
Hudson Yards Mortgage Trust
2019-55HY, 2.943%, 12/10/2041 (b)(d)		865,000	924,503
JPMBB Commercial Mortgage Securities Trust
2015-C31, 3.801%, 08/15/2048		320,000	352,830
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046		275,760	280,657
2017-C34, 2.109%, 11/15/2052		43,202	43,260
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)		200,000	218,996
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059 (b)(d)		358,602	365,037
OBX Trust
2019-EXP3, 0.992% (1 Month LIBOR USD + 0.900%), 10/25/2059 (b)(c)		163,483	163,736
Starwood Mortgage Residential Trust
2019-INV1, 2.610%, 09/27/2049 (b)(d)		281,343	285,705
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050		1,025,000	1,130,596
2017-C4 A1, 2.129%, 10/15/2050		29,223	29,265
2017-C4 A4, 3.563%, 10/15/2050		460,500	506,067
2017-C4 AS, 3.836%, 10/15/2050 (d)		200,000	221,766
2018-C14, 3.379%, 12/15/2051		513,809	526,653
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046		128,773	130,893
Verus Securitization Trust
2019-4, 2.642%, 11/25/2059 (b)		206,417	210,037
Wells Fargo Commercial Mortgage Trust
2012-LC5, 4.142%, 10/15/2045		305,000	315,982
2015-C29, 3.637%, 06/15/2048		130,000	142,927
2016-LC24, 2.942%, 10/15/2049		280,000	301,898
2016-NXS6, 2.918%, 11/15/2049		300,000	322,400
2017-C39, 3.418%, 09/15/2050		260,000	286,350
2017-C40, 2.110%, 10/15/2050		62,227	62,563
2018-C46, 4.152%, 08/15/2051		160,000	183,609
2018-C48, 4.302%, 01/15/2052		625,000	725,156
2019-C50, 3.466%, 05/15/2052		300,000	327,914
2016-LC25, 3.640%, 12/15/2059		315,000	350,012
WFRBS Commercial Mortgage Trust
2014-LC14, 1.258%, 03/15/2047 (d)(e)		748,453	20,938
2014-C22 XA, 0.801%, 09/15/2057 (d)(e)		3,175,759	66,792
2014-C22 AS, 4.069%, 09/15/2057 (d)		290,000	315,769
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $18,005,904)			17,680,362

AGENCY MORTGAGE BACKED SECURITIES - 30.24%
Fannie Mae Connecticut Avenue Securities
2017-C03, 3.092% (1 Month LIBOR USD + 3.000%), 10/25/2029 (c)		268,318	275,855
2017-C04, 2.942% (1 Month LIBOR USD + 2.850%), 11/25/2029 (c)		309,694	317,885
2017-C05, 2.292% (1 Month LIBOR USD + 2.200%), 01/25/2030 (c)		1,061,427	1,077,904
2017-C06, 2.892% (1 Month LIBOR USD + 2.800%), 02/25/2030 (c)		1,438,689	1,471,986
2017-C07 1M2, 2.492% (1 Month LIBOR USD + 2.400%), 05/25/2030 (c)		728,619	739,938
2017-C07 2M2, 2.592% (1 Month LIBOR USD + 2.500%), 05/25/2030 (c)		621,273	631,071
2018-C01, 2.342% (1 Month LIBOR USD + 2.250%), 07/25/2030 (c)		1,752,866	1,770,417
2018-C02, 2.292% (1 Month LIBOR USD + 2.200%), 08/25/2030 (c)		1,494,982	1,517,067
2018-C03, 2.242% (1 Month LIBOR USD + 2.150%), 10/25/2030 (c)		1,093,355	1,106,339
2018-C04, 2.642% (1 Month LIBOR USD + 2.550%), 12/25/2030 (c)		1,954,751	1,994,347
Fannie Mae Interest Strip
4.000%, 08/25/2043 (e)		836,596	130,102
Fannie Mae Pool
MA0096, 4.500%, 06/01/2029		4,733	5,110
AB3000, 4.500%, 05/01/2031		11,492	12,580
AB1389, 4.500%, 08/01/2040		40,378	45,024
MA0510, 4.500%, 09/01/2040		443	494
AE8714, 3.500%, 11/01/2040		13,840	14,886
890310, 4.500%, 12/01/2040		8,803	9,752
AH3952, 4.000%, 01/01/2041		116,733	128,786
AL0791, 4.000%, 02/01/2041		37,161	40,830
AE0954, 4.500%, 02/01/2041		31,457	35,097
AS7001, 3.000%, 04/01/2041		894,690	948,769
AL0245, 4.000%, 04/01/2041		8,252	9,109
AL0065, 4.500%, 04/01/2041		15,298	17,099
AH7395, 4.500%, 06/01/2041		5,167	5,651
AB3194, 4.500%, 06/01/2041		11,734	12,993
FM0040, 3.000%, 10/01/2041		141,329	149,945
AL1547, 4.500%, 11/01/2041		6,949	7,773
AJ9278, 3.500%, 12/01/2041		7,540	8,151
AJ6346, 3.500%, 12/01/2041		24,504	26,550
AK6744, 4.000%, 03/01/2042		48,479	53,245
AK9393, 3.500%, 04/01/2042		15,012	16,228
AK6568, 3.500%, 04/01/2042		31,706	34,128
AO1214, 3.500%, 04/01/2042		80,859	87,010
AL4029, 4.500%, 04/01/2042		43,834	48,949
AL7306, 4.500%, 09/01/2042		24,191	26,778
AP8743, 3.500%, 10/01/2042		230,956	249,521
AL2897, 3.500%, 01/01/2043		32,596	35,437
AL3714, 3.500%, 01/01/2043		22,552	24,447
AQ9330, 3.500%, 01/01/2043		30,755	33,245
AB7965, 3.500%, 02/01/2043		17,943	19,389
AB9046, 3.500%, 04/01/2043		53,070	57,692
AT1001, 3.500%, 04/01/2043		21,362	23,222
AT2021, 3.500%, 04/01/2043		18,302	19,837
AB9260, 3.500%, 05/01/2043		55,524	59,997
AU0949, 3.500%, 08/01/2043		45,257	49,414
AS0212, 3.500%, 08/01/2043		46,615	50,627
AU3751, 4.000%, 08/01/2043		94,539	103,866
AU6857, 4.000%, 09/01/2043		43,154	47,334
AS0531, 4.000%, 09/01/2043		47,038	51,679
AU4658, 4.500%, 09/01/2043		11,309	12,639
MA1600, 3.500%, 10/01/2043		21,732	23,464
AS1042, 4.000%, 11/01/2043		38,904	42,742
AS1333, 4.500%, 12/01/2043		18,960	21,116
AL4450, 4.500%, 12/01/2043		19,601	21,715
AS1559, 4.000%, 01/01/2044		24,528	27,119
AS2516, 4.500%, 05/01/2044		17,632	19,442
AS2751, 4.500%, 06/01/2044		25,536	28,240
MA1926, 4.500%, 06/01/2044		20,135	22,485
AL6223, 4.500%, 08/01/2044		20,565	22,783
AX0118, 4.000%, 09/01/2044		149,436	164,234
AX2491, 4.000%, 10/01/2044		14,724	16,089
AS3467, 4.000%, 10/01/2044		18,891	20,643
AL6432, 4.000%, 01/01/2045		33,528	36,828
AL6520, 4.000%, 02/01/2045		139,193	152,722
AZ0862, 3.500%, 07/01/2045		69,777	74,895
AZ0814, 3.500%, 07/01/2045		42,545	45,780
BM1953, 3.500%, 08/01/2045		83,097	89,788
AZ4775, 3.500%, 10/01/2045		19,251	20,660
AZ4788, 4.000%, 10/01/2045		416,695	453,368
CA2929, 3.500%, 12/01/2045		156,401	167,823
AS6311, 3.500%, 12/01/2045		26,995	28,948
AS6405, 4.000%, 12/01/2045		340,173	369,090
AS6464, 3.500%, 01/01/2046		32,529	34,905
BC4114, 3.500%, 02/01/2046		176,997	190,591
AL8219, 4.000%, 02/01/2046		417,596	456,227
AS6795, 4.000%, 03/01/2046		89,674	96,869
AL8387, 4.000%, 03/01/2046		814,929	891,151
BC0305, 4.000%, 03/01/2046		77,875	84,470
FM1370, 3.000%, 04/01/2046		52,020	54,983
BC0793, 3.500%, 04/01/2046		203,989	219,240
BC0835, 4.000%, 04/01/2046		169,101	184,009
AS7248, 4.000%, 05/01/2046		88,529	95,912
AS7200, 4.500%, 05/01/2046		11,453	12,510
AS7388, 3.500%, 06/01/2046		849,614	909,615
AS7401, 4.000%, 06/01/2046		69,894	75,697
AL9282, 4.000%, 06/01/2046		139,577	151,194
AL8735, 4.000%, 06/01/2046		190,134	207,584
AS7580, 3.000%, 07/01/2046		167,615	176,907
AS7492, 4.000%, 07/01/2046		45,796	49,571
AS7801, 3.500%, 08/01/2046		186,689	198,934
MA2737, 3.000%, 09/01/2046		924,658	975,761
AS8056, 3.000%, 10/01/2046		89,158	94,045
MA2771, 3.000%, 10/01/2046		139,093	146,889
BM3932, 3.500%, 10/01/2046		140,280	150,347
AS8269, 3.000%, 11/01/2046		113,692	119,609
BE2975, 4.000%, 01/01/2047		155,390	167,948
AS8699, 4.000%, 01/01/2047		40,253	43,369
AS8659, 4.000%, 01/01/2047		55,819	60,181
AS8661, 4.000%, 01/01/2047		119,558	128,965
AS8700, 4.500%, 01/01/2047		44,142	48,245
MA2872, 4.500%, 01/01/2047		118,163	129,766
BE5475, 3.500%, 02/01/2047		81,458	86,561
AL9879, 3.500%, 02/01/2047		1,828,585	1,970,072
AL9916, 4.000%, 02/01/2047		195,521	213,772
FM4894, 4.000%, 03/01/2047		751,233	817,230
AS8966, 4.000%, 03/01/2047		42,630	45,916
AS8982, 4.500%, 03/01/2047		16,763	18,282
FM1000, 3.000%, 04/01/2047		320,390	337,221
CA5843, 3.000%, 04/01/2047		223,462	233,626
MA2959, 3.500%, 04/01/2047		132,501	141,322
AS9536, 3.500%, 05/01/2047		72,698	77,203
BM5348, 3.500%, 05/01/2047		73,227	77,872
BM5347, 3.500%, 05/01/2047		148,239	158,283
BM5784, 3.500%, 05/01/2047		172,062	183,846
BE3619, 4.000%, 05/01/2047		161,787	174,414
MA3008, 4.500%, 05/01/2047		31,390	34,028
AS9829, 3.500%, 06/01/2047		67,452	71,599
BE3702, 4.000%, 06/01/2047		86,526	93,228
AS9664, 4.000%, 06/01/2047		46,583	50,175
AS9831, 4.000%, 06/01/2047		97,920	105,401
BM5179, 3.000%, 07/01/2047		100,336	106,050
BE3767, 3.500%, 07/01/2047		79,291	84,191
CA0062, 4.000%, 07/01/2047		94,234	101,343
MA3121, 4.000%, 09/01/2047		959,930	1,032,246
FM4019, 3.500%, 10/01/2047		726,694	774,870
CA0559, 4.500%, 10/01/2047		106,211	115,493
FM1467, 3.000%, 12/01/2047		101,289	107,509
BH7058, 3.500%, 12/01/2047		201,200	212,964
MA3210, 3.500%, 12/01/2047		190,929	202,539
CA4140, 3.000%, 02/01/2048		106,921	112,181
FM2897, 3.000%, 02/01/2048		319,387	336,992
CA1535, 3.500%, 02/01/2048		41,064	43,554
BJ8783, 3.500%, 02/01/2048		98,632	104,721
CA1218, 4.500%, 02/01/2048		77,938	84,615
BJ0650, 3.500%, 03/01/2048		80,552	85,431
BM3590, 3.500%, 03/01/2048		142,889	152,330
BJ0648, 3.500%, 03/01/2048		79,698	84,486
BM3900, 4.000%, 04/01/2048		156,867	168,518
CA1710, 4.500%, 05/01/2048		117,838	127,475
FM1572, 3.000%, 09/01/2048		308,289	325,674
FM2385, 3.000%, 09/01/2048		206,370	217,008
BM5024, 3.000%, 11/01/2048		90,571	94,794
FM2915, 3.000%, 11/01/2048		695,825	738,424
FM1239, 3.500%, 11/01/2048		126,221	133,794
FM5108, 3.500%, 11/01/2048		1,007,373	1,075,241
FM2239, 3.000%, 12/01/2048		171,826	181,255
CA2922, 3.000%, 12/01/2048		323,424	338,738
FM4895, 4.000%, 06/01/2049		743,169	798,096
CA3683, 4.500%, 06/01/2049		164,984	178,482
BO2201, 3.000%, 09/01/2049		263,848	275,982
BO6164, 3.000%, 01/01/2050		115,471	120,877
BO8947, 3.000%, 01/01/2050		168,792	176,922
BP2099, 3.000%, 02/01/2050		581,860	609,099
BP1424, 3.000%, 03/01/2050		222,775	234,010
FM4334, 3.000%, 04/01/2050		306,578	322,649
CA5519, 3.000%, 04/01/2050		136,519	142,897
CA5670, 3.000%, 05/01/2050		257,032	269,118
CA5668, 3.000%, 05/01/2050		548,936	574,989
CA6086, 3.000%, 06/01/2050		1,159,308	1,211,181
CA6291, 3.000%, 07/01/2050		171,887	180,448
BP6481, 4.500%, 07/01/2050		43,496	47,090
BQ0239, 2.500%, 08/01/2050		278,031	288,752
BQ0188, 3.000%, 08/01/2050		179,799	188,267
BK3044, 2.500%, 09/01/2050		438,721	455,014
BP6716, 2.500%, 09/01/2050		433,488	449,530
BQ5749, 2.500%, 10/01/2050		312,471	324,517
MA4160, 3.000%, 10/01/2050		327,855	342,821
MA4170, 4.500%, 10/01/2050		833,675	898,032
FM4640, 2.500%, 11/01/2050		458,846	475,827
BR1109, 2.500%, 11/01/2050		911,914	945,802
FM5316, 2.000%, 12/01/2050		222,770	225,519
MA4208, 2.000%, 12/01/2050		2,954,567	2,991,986
MA4237, 2.000%, 01/01/2051		244,383	247,186
BR1269, 2.500%, 01/01/2051		982,207	1,018,741
MA4256, 2.500%, 02/01/2051		974,932	1,011,012
FM6289, 3.000%, 02/01/2051		770,528	808,955
MA4282, 2.500%, 03/01/2051		589,783	611,610
MA4306, 2.500%, 04/01/2051		347,669	360,536
BR7795, 2.500%, 04/01/2051		848,541	880,120
MA4325, 2.000%, 05/01/2051		797,652	806,801
MA4326, 2.500%, 05/01/2051		573,984	595,226
FM7189, 2.500%, 05/01/2051		574,316	595,789
MA4356, 2.500%, 06/01/2051		1,100,000	1,140,709
MA4357, 3.000%, 06/01/2051		900,000	945,263
Fannie Mae REMICS
2012-70, 5.908% (1 Month LIBOR USD + 6.000%), 07/25/2042 (c)(e)		742,461	145,043
2012-68, 5.958% (1 Month LIBOR USD + 6.050%), 07/25/2042 (c)(e)		693,033	141,993
2013-6, 6.008% (1 Month LIBOR USD + 6.100%), 02/25/2043 (c)(e)		561,867	114,152
2014-90, 6.058% (1 Month LIBOR USD + 6.150%), 01/25/2045 (c)(e)		676,941	152,429
2015-32, 6.108% (1 Month LIBOR USD + 6.200%), 05/25/2045 (c)(e)		1,484,832	301,434
2016-03, 4.000%, 02/25/2046 (e)		708,986	112,301
2018-07, 4.000%, 02/25/2048 (e)		1,956,419	323,442
2020-52, 4.500%, 08/25/2050 (e)		1,664,736	322,273
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023		186	194
G1-4953, 3.500%, 01/01/2029		25,478	27,534
A8-6315, 4.500%, 05/01/2039		20,952	23,466
A8-6521, 4.500%, 05/01/2039		36,926	41,352
A9-3617, 4.500%, 08/01/2040		3,931	4,355
Q0-0285, 4.500%, 04/01/2041		5,663	6,319
Q0-0876, 4.500%, 05/01/2041		36,885	40,881
Q0-2173, 4.500%, 07/01/2041		26,670	29,550
Q0-3705, 4.000%, 10/01/2041		17,770	19,036
C0-3795, 3.500%, 04/01/2042		168,354	182,063
Q0-9004, 3.500%, 06/01/2042		16,606	17,958
C0-9004, 3.500%, 07/01/2042		17,346	18,759
Q0-9896, 3.500%, 08/01/2042		21,707	23,474
Q1-1348, 3.500%, 09/01/2042		44,044	47,884
Q1-8305, 3.500%, 05/01/2043		17,444	18,863
Q1-9475, 3.500%, 06/01/2043		33,443	36,150
G6-0030, 3.500%, 07/01/2043		97,247	105,804
Q2-0780, 3.500%, 08/01/2043		35,016	38,043
Q2-0857, 3.500%, 08/01/2043		22,330	24,315
G0-7459, 3.500%, 08/01/2043		19,810	21,420
G0-8541, 3.500%, 08/01/2043		35,498	38,371
V8-0509, 4.000%, 10/01/2043		20,353	22,335
G0-8558, 4.000%, 11/01/2043		25,267	27,640
Q2-6367, 4.000%, 05/01/2044		6,257	6,875
Q2-5885, 4.500%, 05/01/2044		34,957	37,945
Q2-6513, 4.500%, 06/01/2044		14,061	15,193
Q2-9916, 4.000%, 11/01/2044		27,521	30,090
Q4-5219, 3.500%, 01/01/2045		105,448	113,007
G0-7961, 3.500%, 03/01/2045		27,473	29,556
G0-8633, 4.000%, 03/01/2045		53,907	58,921
G0-8636, 3.500%, 04/01/2045		35,455	38,066
G0-8637, 4.000%, 04/01/2045		31,045	33,933
Q3-3869, 4.000%, 06/01/2045		17,690	19,440
G0-8659, 3.500%, 08/01/2045		96,883	103,977
Q3-5225, 3.500%, 08/01/2045		18,157	19,434
V8-1873, 4.000%, 08/01/2045		26,518	28,891
G0-8660, 4.000%, 08/01/2045		116,973	127,496
V8-1992, 4.000%, 10/01/2045		371,246	404,772
G0-8672, 4.000%, 10/01/2045		20,315	22,106
G0-8676, 3.500%, 11/01/2045		42,998	46,174
G6-0480, 4.500%, 11/01/2045		18,030	19,907
G0-8681, 3.500%, 12/01/2045		31,504	33,801
G0-8682, 4.000%, 12/01/2045		39,143	42,555
Q3-8473, 4.000%, 01/01/2046		45,427	49,506
Q3-8470, 4.000%, 01/01/2046		22,112	24,073
G0-8694, 4.000%, 02/01/2046		23,527	25,554
Q3-9434, 3.500%, 03/01/2046		6,662	7,133
Q3-9644, 3.500%, 03/01/2046		145,248	155,358
G0-8693, 3.500%, 03/01/2046		7,205	7,729
G0-8699, 4.000%, 03/01/2046		62,770	68,133
Q3-9438, 4.000%, 03/01/2046		126,820	138,032
G0-8702, 3.500%, 04/01/2046		75,508	80,931
G0-8706, 3.500%, 05/01/2046		34,843	37,590
Q4-0375, 3.500%, 05/01/2046		46,078	49,283
Q4-0718, 3.500%, 05/01/2046		208,428	223,238
G0-8708, 4.500%, 05/01/2046		49,572	54,287
Q4-1208, 3.500%, 06/01/2046		105,446	113,055
Q4-5458, 4.000%, 08/01/2046		108,767	118,393
G0-8721, 3.000%, 09/01/2046		67,137	70,861
G0-8735, 4.500%, 10/01/2046		72,037	78,799
G0-8741, 3.000%, 01/01/2047		1,180,831	1,252,105
G0-8743, 4.000%, 01/01/2047		58,244	62,936
Q4-6279, 3.500%, 02/01/2047		89,362	95,050
Q4-6283, 4.000%, 02/01/2047		87,633	94,595
G0-8752, 4.000%, 03/01/2047		30,301	32,903
Q4-6539, 4.500%, 03/01/2047		13,704	14,822
G0-8757, 3.500%, 04/01/2047		13,575	14,419
G0-8759, 4.500%, 04/01/2047		25,029	27,333
V8-3204, 4.500%, 05/01/2047		55,999	60,724
Q4-9100, 4.000%, 07/01/2047		147,845	158,941
Q4-9394, 4.500%, 07/01/2047		97,999	106,744
Q5-0109, 3.500%, 08/01/2047		16,501	17,514
Q4-9888, 3.500%, 08/01/2047		74,027	78,710
Q5-0035, 3.500%, 08/01/2047		105,689	112,261
G6-1228, 4.000%, 08/01/2047		204,547	220,477
G0-8779, 3.500%, 09/01/2047		303,310	320,985
G0-8785, 4.000%, 10/01/2047		158,479	170,482
Q5-2319, 3.500%, 11/01/2047		221,973	235,514
G6-1631, 3.500%, 11/01/2047		238,574	254,662
G6-1467, 4.000%, 11/01/2047		258,211	277,178
G0-8789, 4.000%, 11/01/2047		66,676	71,804
G6-1281, 3.500%, 01/01/2048		120,613	128,754
G0-8800, 3.500%, 02/01/2048		184,476	195,861
Q5-4463, 4.000%, 02/01/2048		101,779	109,687
G0-8801, 4.000%, 02/01/2048		106,224	113,893
G6-7710, 3.500%, 03/01/2048		217,752	233,697
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.391%, 08/25/2029 (d)(e)		1,985,000	208,268
Freddie Mac Pool
ZS-9972, 3.000%, 03/01/2042		1,093,056	1,164,850
ZM-0630, 4.000%, 01/01/2046		771,964	838,207
SD-0035, 3.000%, 04/01/2047		713,293	754,993
ZA-5250, 4.000%, 01/01/2048		353,418	379,952
ZS-4759, 3.500%, 03/01/2048		240,491	254,947
ZN-2103, 4.500%, 12/01/2048		86,673	93,538
ZA-7141, 3.000%, 06/01/2049		121,567	127,153
SD-8013, 4.500%, 09/01/2049		186,370	201,443
SI-2009, 3.000%, 10/01/2049		565,902	594,584
QA-5549, 3.000%, 12/01/2049		425,578	446,153
QA-7325, 3.000%, 02/01/2050		256,310	268,816
QA-6750, 3.000%, 02/01/2050		239,171	250,984
QA-8311, 3.000%, 03/01/2050		328,285	345,389
RA-2970, 2.500%, 07/01/2050		259,891	270,232
SD-8074, 3.000%, 07/01/2050		140,132	146,425
QB-2682, 2.500%, 08/01/2050		176,543	183,077
SD-8098, 2.000%, 10/01/2050		2,884,867	2,917,956
QB-4785, 2.500%, 10/01/2050		250,337	259,637
QB-6037, 2.500%, 11/01/2050		190,271	197,325
SD-8122, 2.500%, 01/01/2051		577,036	598,390
SD-8123, 3.000%, 01/01/2051		884,921	927,614
RA-4527, 2.500%, 02/01/2051		396,583	411,822
SD-8129, 2.500%, 02/01/2051		779,421	808,365
SD-8135, 2.500%, 03/01/2051		270,529	280,541
QC-0945, 2.500%, 04/01/2051		922,565	956,899
SD-8147, 2.500%, 05/01/2051		578,504	599,913
Freddie Mac REMICS
4122, 4.000%, 10/15/2042 (e)		622,200	98,918
4121, 6.099% (1 Month LIBOR USD + 6.200%), 10/15/2042 (c)(e)		719,330	149,617
4159, 6.049% (1 Month LIBOR USD + 6.150%), 01/15/2043 (c)(e)		373,738	83,008
4459, 4.000%, 08/15/2043 (e)		615,865	89,167
4583, 5.899% (1 Month LIBOR USD + 6.000%), 05/15/2046 (c)(e)		685,802	127,905
4616, 5.899% (1 Month LIBOR USD + 6.000%), 09/15/2046 (c)(e)		1,660,225	330,942
4623, 5.899% (1 Month LIBOR USD + 6.000%), 10/15/2046 (c)(e)		653,013	159,166
4648, 5.899% (1 Month LIBOR USD + 6.000%), 01/15/2047 (c)(e)		641,378	145,628
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 3.542% (1 Month LIBOR USD + 3.450%), 10/25/2029 (c)		930,000	970,540
2017-HQA2, 2.742% (1 Month LIBOR USD + 2.650%), 12/26/2029 (c)		456,868	466,522
2017-DNA3, 2.592% (1 Month LIBOR USD + 2.500%), 03/25/2030 (c)		285,000	291,485
2017-HQA3, 2.442% (1 Month LIBOR USD + 2.350%), 04/25/2030 (c)		931,398	953,512
2018-DNA1, 1.892% (1 Month LIBOR USD + 1.800%), 07/25/2030 (c)		486,349	488,931
2018-HQA1, 2.392% (1 Month LIBOR USD + 2.300%), 09/25/2030 (c)		755,168	761,624
2019-CS03, 0.106%, 10/25/2032		938,477	931,103
2020-HQA5, 1.110% (SOFR30A + 1.100%), 11/25/2050 (b)(c)		550,826	551,149
Ginnie Mae
#TBA, 2.500%, 06/01/2050		7,560,000	7,830,801
#TBA, 2.000%, 06/15/2051		1,230,000	1,250,948
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043		35,138	37,653
MA0783M, 3.500%, 02/20/2043		48,726	52,320
MA0934M, 3.500%, 04/20/2043		34,447	36,980
MA3663M, 3.500%, 05/20/2046		72,028	76,846
MA3803M, 3.500%, 07/20/2046		28,523	30,386
MA4510M, 3.500%, 06/20/2047		119,678	126,893
MA4586M, 3.500%, 07/20/2047		165,688	175,768
MA4652M, 3.500%, 08/20/2047		112,232	119,130
MA4900M, 3.500%, 12/20/2047		86,618	91,698
MA6542M, 3.500%, 03/20/2050		563,577	591,623
MA6600M, 3.500%, 04/20/2050		36,982	38,902
MA6601M, 4.000%, 04/20/2050		176,008	187,108
MA7192M, 2.000%, 02/20/2051		370,788	377,560
MA7193M, 2.500%, 02/20/2051		424,001	439,575
MA7254M, 2.000%, 03/20/2051		372,416	379,078
MA7255M, 2.500%, 03/20/2051		991,466	1,028,354
MA7311M, 2.000%, 04/20/2051		1,041,894	1,060,151
MA7312M, 2.500%, 04/20/2051		1,046,599	1,086,440
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043 (e)		815,327	156,341
2015-162, 6.651% (1 Month LIBOR USD + 6.750%), 11/20/2045 (c)(e)		1,359,680	326,710
2018-036, 6.034% (1 Month LIBOR USD + 6.150%), 0216/2047 (c)(e)		695,996	139,546
2018-007, 6.101% (1 Month LIBOR USD + 6.200%), 01/20/2048 (c)(e)		519,523	106,735
Uniform Mortgage Backed Securities
#TBA, 2.000%, 06/15/2034		3,780,000	3,905,951
#TBA, 3.500%, 06/15/2041		880,000	928,933
#TBA, 3.000%, 06/15/2042		6,410,000	6,695,946
#TBA, 2.500%, 06/15/2045		10,160,000	10,520,759
#TBA, 2.000%, 06/15/2051		4,370,000	4,414,553
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $126,985,684)			128,149,360

MUNICIPAL BONDS - 0.34%
California State University
2.965%, 11/01/2039		360,000	365,365
3.065%, 11/01/2042		315,000	316,720
University of California
1.614%, 05/15/2030		800,000	777,531
TOTAL MUNICIPAL BONDS (Cost $1,475,000)			1,459,616

U.S. GOVERNMENT AGENCY ISSUES - 0.51%
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025		225,000	222,502
Federal National Mortgage Association
0.500%, 11/07/2025		255,000	252,872
0.875%, 08/05/2030		575,000	538,597
0.750%, 10/08/2027		745,000	725,511
Tennessee Valley Authority
5.250%, 09/15/2039		320,000	446,697
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,184,845)			2,186,179

U.S. GOVERNMENT NOTES/BONDS - 13.98%
United States Treasury Inflation Indexed Bonds
2.125%, 02/15/2040		833,333	1,226,697
0.250%, 02/15/2050		2,822,940	3,067,109
United States Treasury Notes/Bonds
0.125%, 07/31/2022		9,860,000	9,866,548
0.125%, 08/31/2022		14,846,000	14,853,539
0.750%, 03/31/2026		1,775,000	1,773,891
0.750%, 04/30/2026 (f)		14,615,000	14,595,018
1.500%, 02/15/2030		2,350,000	2,352,341
0.625%, 08/15/2030 (f)		1,000	921
3.000%, 11/15/2044		6,737,300	7,675,785
3.000%, 05/15/2045		985,000	1,122,919
1.625%, 11/15/2050 (f)		3,145,000	2,696,100
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $58,759,950)			59,230,868

		Shares
EXCHANGE-TRADED FUNDS - 8.49%
iShares Core U.S. Aggregate Bond ETF		180,000	20,619,000
Vanguard Total Bond Market ETF (f)		180,000	15,346,800
TOTAL EXCHANGE-TRADED FUNDS (Cost $36,931,728)			35,965,800

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 12.99%
Money Market Fund - 12.99%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (g)		55,063,171	55,063,171
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $55,063,171)			55,063,171

SHORT-TERM INVESTMENTS - 4.36%
First American Government Obligations Fund, Class X, 0.026% (g)		18,488,483	18,488,483
TOTAL SHORT-TERM INVESTMENTS (Cost $18,488,483)			18,488,483

Total Investments (Cost $506,343,615) - 121.15%			513,437,154
Liabilities in Excess of Other Assets - (21.15)%			(89,631,948)
TOTAL NET ASSETS - 100.00%			$423,805,206

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2021.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at May 31, 2021. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2021. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of May 31, 2021. Total value of securities out on loan is $54,013,190.
(g)	The rate shown represents the seven day yield at May 31, 2021.
(h)	Perpetual maturity. The date referenced is the next call date.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2021

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2021.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$19,971,869	$-	$19,971,869
Corporate Bonds*	-	119,244,700	-	119,244,700
Foreign Corporate Bonds*	-	30,622,507	-	30,622,507
Foreign Government Agency Issues	-	2,372,767	-	2,372,767
Foreign Government Notes/Bonds	-	23,001,472	-	23,001,472
Non-Agency Mortgage Backed Securities	-	17,680,362	-	17,680,362
Agency Mortgage Backed Securities	-	128,149,360	-	128,149,360
Municipal Bonds	-	1,459,616	-	1,459,616
U.S. Government Agency Issues	-	2,186,179	-	2,186,179
U.S. Government Notes/Bonds	-	59,230,868	-	59,230,868
Total Fixed Income Securities	-	403,919,700	-	403,919,700
Exchange-Traded Funds	35,965,800	-	-	35,965,800
Money Market Funds	73,551,654	-	-	73,551,654
Total Investments in Securities	$109,517,454	$403,919,700	$-	$513,437,154

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended May 31, 2021.

Disclosures about Derivative Instruments and Hedging Activities

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2021 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$-	Assets- Unrealized depreciation*	$-
Total		$-		$-

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2020 through May 31, 2021 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$ (210,542)	$ (210,542)
Total	$ (210,542)	$ (210,542)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$ (36,345)	$ (36,345)
Total	$ (36,345)	$ (36,345)